COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

a) Product warranties

The Company offers warranties on its products and records an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2012 and for the six months ended June 30, 2013 was as follows:

	At December 31,2012	At June 30, 2013
	$	$
Beginning balance	12,836	10,317
Warranty provision	5,345	4,899
Changes in estimate	(7,788)	—
Reduction for warranty cost incurred	(174)	—
Foreign exchange effect	98	196
Ending balance	10,317	15,412

b) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In June 2011, CEP Ltd., or CEP, one of our module customers, sued us in the High Court in Hong Kong for damages of €917,280 for breach of a sales contract. We denied CEP’s assertion and defended that the termination of the sales contract was due to CEP’s material breach of the sales contract by failure to provide a letter of credit in accordance with the sales contract. A pre-trial has been set for October 2013, to be followed by a five-day trial expected to occur in December 2013. Based on the information available to us, a negative outcome is not probable and the amount of loss, if any, is not reasonably estimable and as such no amount was accrued as of December 31, 2011. There was no subsequent development related to this case as of June 30, 2013.

In December 2012, the Company received an unfavorable verdict from the Nanjing Supreme People’s Court in Nanjing, Jiangsu Province in its litigation with one of our module customers, Nanjing Zhongdian New Energy Ltd, for material breach of the sales contract. As a result of this ruling, the Company recorded charges to other operating expense and a litigation of $1,941,310 in the year ended December 31, 2012.  In February 2013, the Company paid the charges in full.